Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

As of December 31, 2025, and 2024:

	2025	2024
	USD thousands
IPR&D related to TyrNovo (see 4A below)	-	6,172
IPR&D related to Famewave (see 4B below)	-	14,310
IPR&D related to Immunorizon (see 4C below)	7,360	7,360
IPR&D related to Purple GmbH (see 4D below)	-	-

Total intangible assets	7,360	27,842